Property, Plant and Equipment (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Amount of depreciation expense charged to cost of sales	¥ 1,498,625	¥ 1,541,799	¥ 1,565,465
Amount of depreciation expense charged to selling and administrative expense	9,179	9,125	9,377
Written off of impairment loss due to disposal of property, plant and equipment	¥ 51,484
Impairment provision on property, plant and equipment		¥ 58,652	¥ 118,179